Average Annual Total Returns{- Fidelity Freedom Blend 2065 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2065 Fund	Fidelity Freedom Blend 2065 Fund Return Before Taxes Past 1 year	Fidelity Freedom Blend 2065 Fund Return Before Taxes Since Inception		Fidelity Freedom Blend 2065 Fund After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2065 Fund After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2065 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2065 Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	16.19%	17.40%	[1]	13.92%	15.70%	[1]	10.37%	13.21%	[1]	28.71%	23.24%	[1]	16.18%	16.69%	[1]

[1]	(a)From June 28, 2019